Convertible notes payable	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable
Convertible notes payable

Note 10 — Convertible notes payable

Convertible notes payable includes the followings:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Investors	149,090,866	-	-
Total	149,090,866	-	-

During the year ended December 31, 2025, the Company entered into convertible note purchase agreements with investors, pursuant to which the Company will issue to each investor an unsecured convertible promissory note. Each note has a term of 360 days and bears an interest at 0% per annum. If an event of default on the note occurs, interest shall accrue on the outstanding balance at the rate equal to the lesser of 10% per annum or the maximum rate permitted under applicable law until paid. Each Investors has the right at any time after the purchase amount has been paid in full, at its election, to convert all or a portion of the outstanding balance under each of the note into ordinary shares of the Company of par value USD 0.00000001[1].

As of December 31, 2024 and 2025, there were RMB 149,090,866 and nil convertible notes payable outstanding, respectively. In the year ended at December 31, 2024, the cash received from convertible notes payable issued by Company was RMB 701,803,492. The total amount of convertible notes payable converted to shares was RMB 552,712,626. The balance of the convertible notes payable was RMB 149,090,866.

The issuance of convertible notes payable in the year ended at December 31, 2024 and 2025 are as followings:

On February 27, 2024, the Company entered into various Convertible Note Purchase Agreements (“Purchase Agreements”) with certain investors (the “Investors”). On February 28, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note (the “Notes”) pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is USD 11,000,000.

On June 5, 2024, the Company entered into Convertible Note Purchase Agreements with certain investors. On June 6, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is USD 30,000,000.

On August 1, 2024, the Company entered into Convertible Note Purchase Agreements with certain investors. On August 2, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is USD 30,000,000.

On October 7, 2024, the Company entered into Convertible Note Purchase Agreements with certain investors. On October 8, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is USD 20,000,000.

On October 11, 2024, the Company entered into a Convertible Note Purchase Agreement (the “Note Purchase Agreement”) with WiMi Hologram Cloud Inc., a Cayman Islands company (“WiMi”) in connection with the issuance and sale of unsecured convertible notes in the aggregate principal amount of up to $25,000,000 and at an aggregate purchase price of up to $23,000,000 in a transaction exempt from registration under the Securities Act of 1933, as amended. On October 14, 2024, the Company issued to WiMi a convertible note in the principal amount of USD 5,000,000 (the “Convertible Note”). In December, 2024, the Company issued to WiMi a convertible note in the principal amount of USD 10,000,000. In March 2025, the Company issued to WiMi a convertible note in the principal amount of USD 10,000,000.

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, 20 to 1, and 30 to 1) effective March 22, 2024, December 13, 2024 and July 16, 2025.

On May 6, 2025, the Company entered into Convertible Note Purchase Agreements with certain investors, relating to our issuance of an aggregate of $36,000,000 Convertible Promissory Notes due after 360 days of issuance and our ordinary shares that are issuable upon conversion of the Convertible Note.

On May 16, 2025, the Company entered into Convertible Note Purchase Agreements with certain investors, relating to our issuance of an aggregate of $80,000,000 Convertible Promissory Notes due after 360 days of issuance and our ordinary shares that are issuable upon conversion of the Convertible Note.

On June 20, 2025, MicroAlgo Inc. (the “Company”) entered into a Convertible Note Purchase Agreement (the “Purchase Agreement”) with its parent company, WiMi Hologram Cloud Inc. (the “Purchaser”). Pursuant to the Purchase Agreement, the Company issued an Unsecured Convertible Promissory Note (the “Note”) to the Purchaser in the principal amount of $35,000,000 for a purchase price of $32,200,000.

As of December 31, 2025, all the convertible note mentioned above has been converted into shares. The coupon rate and effective interest rate were 0.0% and 8.7%, respectively, with the maturity of 360 days. During the year ended December 31, 2025, the Company confirmed finance cost-discount on conversion of convertible notes payable with the amount of $391,052.

Please see “Note-11 Related party transactions and balances” for details with WiMi Hologram Cloud Inc.